Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 3.8	$ 3.5	$ 3.2	$ 7.2	$ 6.5